Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfii-20180809_SupplementTextBlock
Prospectus Supplement

John Hancock Funds II (the Trust)
Floating Rate Income Fund (the fund)

Supplement dated August 9, 2018 to the current Prospectus, as supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus or in the supplement dated June 21, 2018 to the current Prospectus.

The Trust's Board of Trustees has approved the hiring and appointment of BCSF Advisors, LP (Bain Capital Credit), a subsidiary of Bain Capital Credit, LP, to replace Western Asset Management Company (Western Asset) as subadvisor to the fund effective immediately after the close of business August 29, 2018 (the Effective Date).

In connection with the appointment of Bain Capital Credit as subadvisor to the fund, the fund is also changing its fee schedule as previously disclosed. Accordingly, as of the Effective Date, the first footnote in the Annual operating expenses table is revised and restated in its entirety to read as follows:

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective August 30, 2018.

Prospectus Supplement

John Hancock Funds II (the Trust)
Floating Rate Income Fund (the fund)

Supplement dated August 9, 2018 to the current Class 1 Prospectus, as supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Class 1 Prospectus or in the supplement dated June 21, 2018 to the current Class 1 Prospectus.

The Trust's Board of Trustees has approved the hiring and appointment of BCSF Advisors, LP (Bain Capital Credit), a subsidiary of Bain Capital Credit, LP, to replace Western Asset Management Company (Western Asset) as subadvisor to the fund effective immediately after the close of business August 29, 2018 (the Effective Date).

In connection with the appointment of Bain Capital Credit as subadvisor to the fund, the fund is also changing its fee schedule as previously disclosed. Accordingly, as of the Effective Date, the first footnote in the Annual operating expenses table is revised and restated in its entirety to read as follows:

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective August 30, 2018.

Prospectus Supplement

John Hancock Funds II (the Trust)
Floating Rate Income Fund (the fund)

Supplement dated August 9, 2018 to the current Class NAV Prospectus, as supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Class NAV Prospectus or in the supplement dated June 21, 2018 to the current Class NAV Prospectus.

The Trust's Board of Trustees has approved the hiring and appointment of BCSF Advisors, LP (Bain Capital Credit), a subsidiary of Bain Capital Credit, LP, to replace Western Asset Management Company (Western Asset) as subadvisor to the fund effective immediately after the close of business August 29, 2018 (the Effective Date).

In connection with the appointment of Bain Capital Credit as subadvisor to the fund, the fund is also changing its fee schedule as previously disclosed. Accordingly, as of the Effective Date, the first footnote in the Annual operating expenses table is revised and restated in its entirety to read as follows:

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective August 30, 2018.